Trade Receivables and Other Current Assets - Disclosure of Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Current Assets [abstract]
VAT receivables	$ 3,093	$ 3,044
Prepaid expenses and other prepayments	14,113	11,829
Tax and social receivables	227	150
Deferred expenses and other current assets	12,210	594
Total other current assets	$ 29,643	$ 15,617